Convertible Preferred Stock - Additional Information (Details)		12 Months Ended	27 Months Ended	36 Months Ended
	Nov. 07, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 07, 2023 $ / shares shares	Nov. 07, 2023 USD ($) Director $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	143,653,546		143,653,546	143,653,546	143,653,546
Gross proceeds | $	$ 100,300,000
Qualified IPO minimum number of directors approval required | Director				2
Convertible preferred stock, shares outstanding	143,653,545		143,653,545	143,653,545	143,653,545
Common stock issuable upon conversion	13,559,600		13,559,600	13,559,600	13,559,600
Series A and B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	143,653,546		143,653,546	143,653,546
Convertible preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	85,495,722	0	85,495,722	85,495,722	85,495,722
Convertible preferred stock, par value | $ / shares		$ 0			$ 0.0001
Percentage of dividends per share			8.00%
Liquidation preference | $ / shares	$ 10.59423		$ 10.59423	$ 10.59423
Convertible preferred stock, shares outstanding	85,495,722	0	85,495,722	85,495,722	85,495,722
Common stock issuable upon conversion	8,070,027		8,070,027	8,070,027	8,070,027
Number of shares issued during the period upon conversion of convertible securities	8,070,027
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares authorized	58,157,824	0	58,157,824	58,157,824	58,157,824
Convertible preferred stock, par value | $ / shares		$ 0			$ 0.0001
Percentage of dividends per share			8.00%
Liquidation preference | $ / shares	$ 18.227267		$ 18.227267	$ 18.227267
Convertible preferred stock, shares outstanding	58,157,823	0	58,157,823	58,157,823	58,157,823
Common stock issuable upon conversion	5,489,573		5,489,573	5,489,573	5,489,573
Series B Convertible Preferred Stock | Antidilutive Securities [Member]
Class of Stock [Line Items]
Common stock issuable upon conversion	6,386,337		6,386,337	6,386,337
Number of shares issued during the period upon conversion of convertible securities	896,764
Common Stock
Class of Stock [Line Items]
Number of shares issued during the period upon conversion of convertible securities		14,456,364
Common Stock | Series A Convertible Preferred Stock
Class of Stock [Line Items]
Number of shares issued during the period upon conversion of convertible securities	8,070,027
Common Stock | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Number of shares issued during the period upon conversion of convertible securities	6,386,337
Maximum | Series B Convertible Preferred Stock
Class of Stock [Line Items]
Percentage of outstanding shares for deemed liquidation			64.00%
Maximum | Series A Liquidation Preference
Class of Stock [Line Items]
Liquidation preference | $ / shares	$ 31.782691		$ 31.782691	$ 31.782691
Maximum | Series B Liquidation Preference
Class of Stock [Line Items]
Liquidation preference | $ / shares	54.681802		54.681802	54.681802
Maximum | Common Stock
Class of Stock [Line Items]
Sale of shares of common stock | $ / shares	$ 22.784057		$ 22.784057	$ 22.784057
Gross proceeds | $				$ 75,000,000